Impairment of non-current assets - Cerro Pasco CGU and Mining Peru CGU (Details) $ in Thousands	1 Months Ended		12 Months Ended
	Sep. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($) $ / T	Dec. 31, 2019 USD ($)
Cerro Pasco
Impairment of non-current assets.
Impairment loss			$ 225,633	$ 142,133
Reasonably possible decrease in long term LME zinc price			5.00%
Zinc price after reasonably possible decrease | $ / T			2,326
Impairment loss after reasonably possible decrease in zinc price			$ 275,447
Additional impairment loss due to reasonably possible decrease in zinc price			$ 49,814
Percentage of reasonably possible increase in discount rate			5.00%
Impairment loss after reasonably possible increase in discount rate			$ 234,775
Additional impairment loss due to reasonably possible increase in discount rate			9,142
Cerro Pasco | Property, plant and equipment
Impairment of non-current assets.
Impairment loss			94,523	42,683
Cerro Pasco | Intangible assets
Impairment of non-current assets.
Impairment loss			131,110	$ 99,450
Mining Peru - goodwill
Impairment of non-current assets.
Goodwill			310,938
Impairment loss	$ 0	$ 267,342	267,342
Excess over carrying amount			$ 35,229
Excess over carrying amount (as a percent)			3.20%
Mining Peru - goodwill | Carrying amount prior to impairment loss
Impairment of non-current assets.
Goodwill			$ 578,280
Mining Peru - goodwill | Intangible assets
Impairment of non-current assets.
Impairment loss			$ 267,342